Annual Total Returns - Value Portfolio [BarChart] - 02.28 VIP Value Portfolio Initial/Service/Service 2 PRO-08 - Value Portfolio - VIP Value Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.51%)
Annual Return 2012	20.91%
Annual Return 2013	32.46%
Annual Return 2014	11.41%
Annual Return 2015	(0.75%)
Annual Return 2016	12.08%
Annual Return 2017	15.58%
Annual Return 2018	(13.84%)
Annual Return 2019	32.13%
Annual Return 2020	6.33%